Income Tax (Details Narrative) $ in Thousands	12 Months Ended
Apr. 30, 2025 CAD ($)
April 30, 2042 [Member]
Disclosure Of Income Tax [Line Items]
Tax effect of tax losses	$ 2,040
April 30, 2043 [Member]
Disclosure Of Income Tax [Line Items]
Tax effect of tax losses	2,008
April 30, 2045 [Member]
Disclosure Of Income Tax [Line Items]
Tax effect of tax losses	$ 7,369